Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets [Line Items]
Motor vehicles	3 years
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets [Line Items]
Property	1 year 109 days
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets [Line Items]
Property	6 years